Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000125279
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income VIT Fund
Class Name	Class 1 Shares
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/vit.html
Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,770,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
C000125280
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income VIT Fund
Class Name	Class 2 Shares
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/vit.html
Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,770,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%